Employee Benefits - Personnel Expenses Included in Consolidated Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [abstract]
Personnel expenses	¥ 1,576,012	¥ 1,373,578	¥ 1,497,127